TAXATION (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of taxation expense

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Hong Kong
- Charged for the year	4,332	2,085	3,203

Cayman Islands
- Charged for the year	-	-	-

	4,332	2,085	3,203

Schedule of profit before tax

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Profit before tax	5,206	11,296	13,289
Income tax rate	16.5%	16.5%	16.5%

Tax at the domestic income tax rate of 16.5%	859	1,864	2,192

Tax effect of income not taxable for tax purpose	(42)	-	(3,926)
Tax effect of expenses not deductible for tax purpose	3,551	247	4,505
Tax effect of two-tier profits tax rates regime	(165)	(165)	(165)
Tax effect of tax loss not recognized	35	102	498
Unrecognized temporary differences	121	113	102
Utilization of tax losses previously not recognized	(15)	(52)	-
Tax concession	(12)	(24)	(3)

Taxation for the year	4,332	2,085	3,203